Quarterly Report
August 31, 2022
MFS®  High Yield
Municipal Trust
CMU-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 166.8%
Alabama - 1.7%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$55,000	$53,218
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	85,000	83,367
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	95,000	93,143
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	130,000	122,752
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	135,000	129,535
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	105,000	89,322
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	150,000	104,671
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	210,000	103,143
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	400,000	184,009
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	115,000	117,890
Sumter County, AL, Industrial Development Authority Exempt Facilities Rev. (Enviva Inc. Project), 6%, 7/15/2052 (Put Date 7/15/2032)	340,000	333,045
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	245,000	265,286
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	150,000	161,723
		$1,841,104
Alaska - 0.2%
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	$2,000,000	$243,700
Arizona - 3.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$25,000	$24,357
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	30,000	30,188
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	50,000	49,198
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	70,000	68,253
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	15,000	15,697
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	45,000	46,521
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	55,000	56,726
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	45,000	46,375
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	90,000	92,335
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	135,000	139,206
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	25,000	25,471
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	30,000	30,113
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	85,000	85,139
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2057	55,000	54,341
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	5,000	4,318
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	10,000	8,670
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	5,000	4,057
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	15,000	14,111
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	15,000	15,131
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	25,000	24,998
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	55,000	48,145
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	245,000	230,205
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	345,000	334,683
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	220,000	214,976
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	100,000	101,495
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	35,000	35,523
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	165,000	165,766
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	90,000	90,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	$350,000	$354,199
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	220,000	221,030
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	115,000	120,912
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	155,000	156,618
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	180,000	189,292
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	170,000	170,566
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	440,000	324,000
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	250,000	191,462
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	80,000	80,557
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	350,000	275,389
		$4,140,394
Arkansas - 0.9%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$30,000	$30,059
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	60,000	60,196
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	10,013
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	25,000	18,288
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	30,590
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	51,129
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	485,000	151,810
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	505,000	532,639
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	125,000	126,814
		$1,011,538
California - 14.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$2,195,000	$1,782,964
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	275,000	205,939
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	280,000	200,632
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	560,000	382,797
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	400,000	382,778
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	270,000	239,955
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	189,588
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	85,000	89,557
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	35,000	35,505
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	85,000	88,487
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	80,000	82,114
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	15,250
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	145,000	143,709
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	90,000	87,229
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	100,000	98,828
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	100,000	93,877
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	385,000	231,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	500,000	25,000
California Public Finance Authority Improvement Area No. 1 of River Islands Special Tax (Community Facilities District No. 2003-1), “A-1”, AGM, 5.25%, 9/01/2052	295,000	322,057
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	15,000	14,583
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	70,000	63,645
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	50,000	45,652
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	70,000	64,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035	$545,000	$620,842
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,025,000	1,073,258
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	340,000	344,968
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	35,000	36,337
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	101,286
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	115,000	118,309
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	40,000	37,366
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	55,000	51,604
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	102,893
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	100,000	103,909
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	110,000	111,881
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	195,000	199,635
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	390,000	396,356
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	295,000	287,261
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	145,000	133,465
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	100,000	74,827
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	165,000	134,723
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	325,000	252,168
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	105,000	93,243
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	1,585,000	1,558,760
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	9,175,000	1,080,430
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	710,000	678,293
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	180,000	180,784
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	30,000	30,763
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	35,162
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	65,270
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	140,000	148,728
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	150,000	159,351
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	520,000	537,471
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	200,000	207,085
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	25,929
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	465,000	442,098
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	470,000	198,082
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	75,000	78,895
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	335,000	341,679
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NPFG, 0%, 9/01/2024	1,325,000	1,243,923
		$16,172,941
Colorado - 6.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$14,000	$15,139
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	61,000	65,823
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	650,000	607,291
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2042	100,000	96,638
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2052	230,000	213,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2056	$125,000	$115,756
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	65,000	67,264
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	77,028
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	40,000	41,424
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	35,000	36,038
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	950,000	1,029,086
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	455,000	481,516
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	100,000	76,296
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	375,000	384,227
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	85,000	70,467
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2038	450,000	470,249
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	140,000	128,312
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	35,000	31,763
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	100,000	102,295
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,360,000	2,312,527
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	120,000	113,379
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	110,000	101,671
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	60,000	61,390
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	40,000	40,858
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	105,000	106,471
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	75,000	76,637
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	205,000	186,658
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	100,000	100,834
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	370,000	382,061
		$7,593,048
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$120,000	$120,037
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	185,000	200,399
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	160,000	172,761
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	750,000	757,722
		$1,250,919
Delaware - 0.7%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$95,000	$98,708
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	95,000	99,454
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	110,000	115,157
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	185,000	193,279
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	90,000	93,250
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	175,000	160,590
		$760,438
District of Columbia - 1.9%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$250,000	$250,399
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	145,000	145,182
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	670,000	670,817
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	775,000	775,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	$255,000	$228,117
		$2,070,467
Florida - 8.1%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	$105,000	$105,373
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	85,000	87,331
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	40,000	40,840
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	61,215
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	150,000	150,721
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	170,000	150,478
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	485,000	310,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	100,000	64,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035 (Prerefunded 6/01/2025)	135,000	143,774
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	185,000	197,024
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	110,000	106,634
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	125,000	124,009
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	475,000	456,009
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	81,657
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	145,000	153,270
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044 (Prerefunded 6/15/2023)	445,000	465,629
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	30,000	23,753
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	20,000	19,228
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	100,000	97,976
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	155,000	147,505
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	255,000	236,850
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	300,000	260,951
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	235,000	172,995
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	100,000	98,427
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	110,000	109,361
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	135,000	133,111
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	100,646
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	145,000	144,357
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	135,000	135,913
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	80,000	80,321
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	220,000	208,439
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	355,000	341,662
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	195,000	198,357
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	215,000	199,800
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	175,000	175,957
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	380,000	386,329
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	25,000	27,119
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	85,000	87,810
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	155,000	76,791
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	255,000	95,922
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	75,000	74,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	$200,000	$162,598
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	100,000	100,249
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	140,000	138,560
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	100,885
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	105,000	113,178
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	85,000	85,763
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	55,000	51,401
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	100,000	92,207
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	100,000	80,405
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	55,000	41,939
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	20,524
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	20,474
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	40,816
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	125,000	127,199
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	335,000	342,555
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	130,000	132,271
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	80,000	81,958
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	250,000	260,615
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	170,000	172,737
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	305,000	308,918
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	100,000	100,009
		$8,908,047
Georgia - 2.9%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$100,000	$89,150
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	180,000	153,279
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	45,000	45,986
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	80,000	81,255
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	90,000	90,904
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	60,000	58,816
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	180,000	167,649
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	335,000	366,656
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	110,000	112,713
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	100,000	103,137
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	95,000	97,981
Georgia Ports Authority Rev., 4%, 7/01/2052	210,000	199,349
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	200,000	200,513
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2040	200,000	200,094
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2041	405,000	403,847
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	815,000	865,227
		$3,236,556
Guam - 0.3%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$60,000	$50,580
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	250,000	259,774
		$310,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$115,000	$115,167
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	110,000	102,036
		$217,203
Idaho - 0.3%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$40,000	$41,124
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	180,000	173,707
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	100,000	106,765
		$321,596
Illinois - 20.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$204,218	$198,027
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	530,000	487,517
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	495,000	502,913
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	250,000	198,470
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	200,000	204,850
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	975,000	1,041,997
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	120,000	131,418
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	55,000	60,961
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	40,000	44,771
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	30,000	33,826
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	80,000	90,682
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	170,000	181,713
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	325,000	345,835
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	275,000	291,529
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	200,000	198,475
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	310,000	348,870
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	118,264
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	115,559
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	93,061
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	91,423
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	260,000	269,960
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	385,000	398,619
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	250,000	255,341
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	35,000	36,462
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	170,000	179,366
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	115,000	122,394
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	25,000	26,733
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	315,000	337,173
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	40,000	42,431
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	775,000	819,275
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	105,000	108,759
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	20,000	20,667
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	310,000	318,043
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	405,000	426,385
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	85,000	88,152
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 4%, 12/01/2051	810,000	757,182
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	775,000	162,724
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,310,000	402,069
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	155,000	138,094
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	350,000	364,512
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	295,000	302,905
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	250,000	253,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	$80,000	$80,659
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	40,000	40,320
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	155,000	156,173
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	200,000	203,757
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	115,000	116,906
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055 (w)	815,000	866,927
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	380,000	404,202
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	450,000	467,570
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	40,000	42,488
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	140,000	148,540
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	200,000	200,076
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	15,000	15,217
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	20,000	19,997
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	10,000	9,754
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	20,000	19,228
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	20,000	18,958
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	130,000	143,486
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	125,000	137,968
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	25,000	25,385
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	175,000	175,060
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	25,000	25,456
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	275,000	274,804
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	405,000	383,731
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	155,000	165,158
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	25,000	26,365
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	500,000	486,957
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	315,000	330,286
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	200,000	204,842
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	35,000	35,743
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	70,000	71,085
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	55,000	55,881
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	55,000	55,804
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	420,000	431,993
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	5,000	5,217
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034	355,000	410,418
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	200,000	231,512
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	330,000	291,313
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	20,000	19,777
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	45,000	43,042
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	23,748
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	5,458
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	80,000	85,294
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	175,000	189,262
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	75,000	81,522
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	95,000	102,933
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	38,307
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	35,000	33,318
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	45,000	43,516
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	153,000	148,254
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	131,998
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	75,000	76,385
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	50,000	47,280
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	46,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, 4.125%, 11/01/2031	$85,000	$85,906
State of Illinois, General Obligation, 4.5%, 11/01/2039	130,000	128,911
State of Illinois, General Obligation, 5%, 11/01/2040	380,000	389,875
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	115,000	118,307
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	475,000	508,255
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	690,000	716,098
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	815,000	885,954
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	60,000	56,338
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	30,000	31,082
State of Illinois, General Obligation, “A”, 5%, 12/01/2038	45,000	46,583
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	500,000	456,069
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	365,000	375,269
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	365,000	373,764
		$22,678,384
Indiana - 3.2%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$275,000	$285,364
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	40,901
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	101,122
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	180,000	183,505
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	460,000	468,958
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	100,000	97,542
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	135,000	130,987
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	65,000	67,354
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	20,000	17,848
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	15,000	13,044
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indian, Inc. Project), “A-2”, 4.5%, 5/01/2035	605,000	611,128
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	345,000	351,609
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	710,000	742,093
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	30,000	32,740
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	21,595
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	26,958
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	80,000	84,454
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	260,000	269,602
		$3,546,804
Iowa - 0.4%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$50,000	$49,638
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	40,000	39,031
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	70,000	65,232
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	25,000	25,296
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	30,000	30,633
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	35,000	36,492
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	250,000	202,122
		$448,444
Kansas - 1.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$200,000	$211,633
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	105,817
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	40,000	40,796
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	35,000	35,432
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	45,000	46,049
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	40,000	40,732
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	55,000	55,403
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	60,000	48,348
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	145,000	112,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	$170,000	$171,415
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	160,000	143,290
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	25,000	24,833
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	305,000	276,841
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	205,000	183,061
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	55,000	51,570
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	200,000	205,246
		$1,753,081
Kentucky - 2.5%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$38,556
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	38,415
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	45,000	49,220
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	135,000	133,440
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	285,000	260,512
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	270,000	247,531
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	180,000	162,432
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	80,000	72,062
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	30,000	31,159
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	250,000	257,564
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	160,000	163,792
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	120,000	123,936
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	80,000	81,091
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	65,000	66,571
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	100,000	100,838
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	120,000	112,662
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	325,000	286,008
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	80,000	69,103
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	370,000	379,995
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	45,000	42,781
		$2,717,668
Louisiana - 3.3%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	$100,000	$103,511
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	565,000	512,217
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	150,000	121,538
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	145,000	118,504
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	175,000	139,566
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	100,000	100,567
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	315,000	315,686
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	100,000	101,643
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	100,000	102,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	$95,000	$90,468
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	190,000	188,464
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	160,000	155,507
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (z)	100,000	87,658
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (z)	105,000	84,754
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	180,000	144,973
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	115,000	92,622
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	105,000	104,761
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	300,000	275,271
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	630,000	586,669
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	60,000	64,669
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	80,000	86,226
		$3,577,412
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$130,000	$129,556
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	300,000	304,906
		$434,462
Maryland - 1.1%
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	$120,000	$111,587
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	8,565
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	25,000	19,493
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	80,000	59,047
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	145,000	154,171
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	85,000	88,886
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	55,000	57,347
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	245,000	253,674
Maryland Stadium Authority, Construction and Revitalization Program Rev., Capital Appreciation, (Baltimore Public Schools), “C”, 0%, 5/01/2053	905,000	213,678
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	100,706
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	40,000	39,206
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	70,000	66,912
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	70,000	65,527
		$1,238,799
Massachusetts - 5.5%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$695,000	$257,150
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	45,000	48,934
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	960,000	993,614
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	100,000	105,069
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	190,000	198,918
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	100,000	104,536
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	565,000	591,514
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	30,000	31,493
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	35,000	36,556
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	110,000	114,847
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,445,000	2,229,580
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	55,000	57,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	$15,000	$13,249
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	10,000	9,171
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	315,000	278,820
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	285,000	274,509
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	65,000	46,012
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	360,000	319,921
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	205,000	169,901
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	130,000	104,822
		$5,985,738
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$95,000	$98,409
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	255,000	231,648
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	295,000	316,100
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	60,000	54,532
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	810,000	851,532
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	225,000	237,917
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	60,000	63,372
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	95,000	100,049
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	60,000	63,255
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	105,000	68,781
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	105,000	66,373
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	35,000	36,157
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	40,000	41,472
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	30,000	30,776
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	90,000	91,995
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	150,000	161,255
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	160,000	171,081
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	145,000	159,487
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	265,000	290,184
		$3,134,375
Minnesota - 0.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$15,000	$14,639
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	65,000	59,661
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	145,000	128,083
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	85,000	81,545
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	155,000	159,557
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	90,000	84,496
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	125,000	128,094
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	100,000	101,344
		$757,419
Mississippi - 0.3%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$100,000	$83,016
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	200,000	187,724
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	110,000	110,867
		$381,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 3.0%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$85,000	$74,515
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	480,000	488,972
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	520,000	536,498
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	315,000	324,446
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	215,000	220,744
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	310,000	250,448
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	125,000	106,745
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	10,000	9,069
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	10,000	8,500
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	40,000	39,999
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	25,000	24,440
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	65,000	60,670
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	55,000	50,896
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	55,000	55,037
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	50,000	44,887
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	95,000	81,366
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	205,000	167,917
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	440,000	407,742
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	270,000	292,182
		$3,245,073
Montana - 0.4%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$30,000	$30,218
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	160,000	164,074
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	235,000	239,350
		$433,642
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$112,006
Nevada - 0.5%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$125,000	$123,950
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	150,000	151,364
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	100,000	100,022
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	100,000	98,455
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,413
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,345
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	18,344
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	23,225
		$526,118
New Hampshire - 1.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$524,673	$502,345
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	383,261	373,902
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	300,000	293,387
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	105,000	112,172
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	100,000	105,058
		$1,386,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 6.5%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	$30,000	$31,599
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	405,000	371,365
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	155,000	146,096
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	245,000	229,335
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	25,000	27,240
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	160,000	166,652
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	65,000	67,606
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	41,232
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	40,921
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	255,000	259,393
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	125,000	127,622
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	760,000	781,271
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	80,000	78,949
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	95,000	91,222
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	19,436
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	10,000	10,536
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	10,000	10,509
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	55,000	56,905
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	40,000	37,943
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	260,000	274,364
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	265,000	272,431
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	180,000	186,818
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	395,000	404,053
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	810,000	748,866
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	325,000	321,529
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	30,000	21,600
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	110,000	121,458
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	165,000	181,341
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	155,000	168,436
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	150,000	162,156
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	155,000	166,430
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	75,000	80,276
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	55,000	52,625
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	100,000	91,918
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	115,000	119,353
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	105,000	112,188
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,023,383
		$7,105,057
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$20,000	$19,823
New York - 9.7%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$380,000	$391,402
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	110,000	106,791
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5.25%, 12/01/2052	405,000	416,176
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	360,000	360,468
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	75,000	65,532
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	170,000	176,663
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	170,000	158,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	$65,000	$67,022
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	165,000	169,051
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	80,000	81,433
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	500,000	457,505
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	100,941
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	100,000	100,295
New York Dormitory Authority, State Personal Income Tax Rev., Tax-Exempt, “E”, 4%, 3/15/2042	655,000	629,842
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,090,000	1,050,284
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	285,000	286,475
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	65,000	60,518
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	210,000	211,087
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	365,000	379,057
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	75,000	77,509
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	94,427
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	545,000	503,581
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	70,000	64,685
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	290,000	307,223
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	542,947	533,147
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	35,000	32,428
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “GG-1”, 4%, 6/15/2050	505,000	479,493
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	195,000	193,311
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	245,000	240,465
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	270,000	259,810
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	215,000	179,981
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	170,000	144,791
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	665,000	587,022
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	30,000	28,419
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	405,000	48,722
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	30,000	25,854
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	75,000	60,229
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	205,000	157,842
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	110,000	81,999
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	50,000	52,444
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	25,000	26,179
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	185,000	191,770
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	545,000	584,156
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	110,000	104,499
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	400,000	342,962
		$10,672,004
North Carolina - 1.5%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$808,630	$818,787
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	50,000	42,834
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	15,000	12,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	$190,000	$141,744
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	20,000	17,202
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	10,000	8,005
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	45,000	45,602
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	70,000	70,340
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	45,000	45,042
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	90,000	91,795
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	75,000	78,591
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	30,000	30,805
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	60,000	61,353
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	130,000	132,747
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	50,000	51,038
		$1,648,097
North Dakota - 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$40,000	$40,631
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	10,000	9,617
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	70,000	65,984
		$116,232
Ohio - 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$130,000	$139,741
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,715,000	1,630,949
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	210,000	214,340
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	285,000	270,660
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	70,000	72,060
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	150,000	151,347
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	770,000	797,183
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	30,000	26,173
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	50,000	41,718
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	65,000	59,162
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	120,000	122,677
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	195,000	197,991
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	235,000	221,163
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	310,000	321,007
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	130,000	122,292
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	70,000	63,327
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	110,000	112,158
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	135,000	137,370
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	100,000	102,399
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	100,000	99,884
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	125,000	125,111
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	100,000	101,850
		$5,130,562
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$10,000	$9,761
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	40,000	40,497
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	245,000	223,369
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	245,000	219,015
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	30,000	29,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	$155,000	$149,803
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	215,000	201,964
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	195,000	181,141
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	215,000	195,792
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	55,000	57,128
		$1,308,292
Oregon - 1.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$90,000	$92,551
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	370,000	336,098
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	465,000	387,054
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	205,000	166,952
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	25,000	21,625
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	70,000	61,858
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	30,000	31,335
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	100,000	101,526
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	230,000	230,992
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	215,000	182,797
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	30,000	27,224
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	15,000	13,637
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	20,000	18,732
		$1,672,381
Pennsylvania - 13.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$35,000	$36,351
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	170,000	173,386
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	150,000	152,545
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	235,000	197,436
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	575,000	447,118
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	200,000	149,504
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	26,988
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	45,000	44,187
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	245,000	291,601
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	45,000	41,646
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	230,000	206,704
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	405,000	345,610
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	95,000	86,079
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	45,000	44,340
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	100,000	96,479
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	65,000	70,777
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	65,057
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	32,416
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	23,048
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	25,000	26,707
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	35,000	37,390
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	40,000	41,763
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	20,000	20,882
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	125,000	118,461
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	155,000	143,697
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	160,000	144,630
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	150,000	133,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	$1,010,000	$926,124
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	350,000	319,570
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	955,000	492,651
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	605,000	624,633
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	530,000	545,016
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	50,000	53,895
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	100,000	94,450
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	100,000	93,377
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	330,000	342,401
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	105,000	78,867
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	120,000	126,001
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	935,000	938,273
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	540,000	175,972
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “C-2”, 0%, 1/01/2049	250,000	43,221
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	100,000	104,236
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	50,000	41,323
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	420,000	420,397
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2050	705,000	632,790
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	510,000	546,198
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	395,000	361,071
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	895,000	873,462
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	99,135
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	102,621
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	125,000	127,400
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	120,000	122,289
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	165,000	169,612
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	102,745
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	110,000	113,130
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	140,000	143,580
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	145,000	137,236
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	215,000	203,706
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	100,000	92,670
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	125,000	112,076
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	175,000	150,958
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	475,000	494,859
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	20,000	21,652
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	70,000	74,790
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	25,000	26,653
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	25,000	26,570
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	25,000	26,469
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	150,000	149,158
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	70,000	73,633
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	355,000	356,348
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	40,000	46,842
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	30,000	35,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	$15,000	$15,453
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	105,000	115,067
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	445,000	429,963
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	150,000	137,934
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	180,000	165,163
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	5,000	5,001
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	15,000	15,055
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	130,000	118,248
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	30,448
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	35,375
		$15,109,451
Puerto Rico - 5.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$260,000	$260,595
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	350,000	352,558
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,062
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	270,000	271,980
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	175,000	176,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	35,000	35,087
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	84,000	91,961
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	406,000	353,223
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	25,000	25,057
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	15,000	15,037
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	15,000	15,037
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	995,000	805,950
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	65,000	65,162
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	50,000	51,047
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	250,000	251,512
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	845,000	684,450
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	420,000	435,179
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	45,000	45,054
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,174
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	20,000	20,292
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	80,000	89,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	42,000	41,895
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	636,000	615,398
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	3,000	2,761
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	64,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	74,000	61,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	803,000	555,299
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	781,000	486,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	473,000	134,873
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	40,000	40,100
		$6,143,476
Rhode Island - 0.3%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$90,000	$80,014
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	60,000	59,006
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	160,000	152,734
		$291,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$525,000	$525,701
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2044	185,000	180,227
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	81,498
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	40,000	35,395
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	395,000	412,322
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	120,000	110,295
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	115,000	104,157
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	245,000	251,711
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	45,000	42,567
		$1,743,873
Tennessee - 1.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$1,035,000	$1,044,455
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	10,292
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	45,000	47,349
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	50,000	52,411
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	65,000	67,213
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	205,000	216,073
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	10,000	10,201
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	270,000	270,000
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	165,000	174,010
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	240,000	247,185
		$2,139,189
Texas - 10.3%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$40,000	$40,617
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	185,000	186,168
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	185,000	200,328
Austin, TX, Airport System Rev., 5%, 11/15/2052	270,000	281,307
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	35,000	36,499
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	50,000	51,809
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	9,767
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	25,204
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	15,000	15,131
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	25,000	25,066
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	90,000	96,146
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	710,000	746,946
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	105,000	107,646
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	410,000	410,314
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	165,000	168,412
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	55,000	44,384
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	82,372
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	30,000	28,262
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	370,000	371,605
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	115,000	114,468
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	375,000	374,941
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	340,000	322,197
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	85,000	84,236
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	155,000	154,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	$210,000	$207,914
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	175,000	171,502
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	20,577
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	41,091
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	27,094
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	50,627
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	445,000	447,419
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	170,000	171,821
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	770,000	773,015
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	50,000	41,034
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	105,000	105,196
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	180,000	182,499
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	20,000	20,967
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	90,000	93,261
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	80,000	82,615
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	75,000	75,122
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	55,000	53,960
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	15,000	14,770
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	20,000	18,760
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	35,000	31,703
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	45,000	39,993
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	75,000	71,695
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	80,000	72,627
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	80,000	70,792
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	26,499
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	31,799
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	68,897
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	90,000	93,102
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	110,000	113,334
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	84,648
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	370,000	291,973
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	130,000	118,922
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	225,000	230,841
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	100,000	110,241
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	185,000	204,929
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	135,000	150,106
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	395,000	358,965
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	80,000	82,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	$100,000	$101,778
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	110,000	111,383
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	840,423	663,302
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	60,497
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	170,000	175,392
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	135,000	138,754
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	345,000	185,248
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	240,000	243,762
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	25,000	12,042
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	20,000	9,027
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	20,000	8,525
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	20,000	8,042
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	45,000	17,060
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	60,000	21,410
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	50,000	16,787
Tomball, TX, Independent School District, Variable Rate Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	720,000	671,959
		$11,275,378
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$70,000	$73,000
Utah - 0.7%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$390,000	$402,757
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	245,000	222,573
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	120,000	119,015
		$744,345
Vermont - 0.4%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	$40,000	$35,183
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	145,000	123,476
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	300,000	298,300
		$456,959
Virginia - 1.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$410,000	$419,634
Henrico County, VA, Economic Development Authority, Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	70,000	73,021
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	105,000	81,467
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	111,588
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	145,000	127,441
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	100,000	100,602
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	175,000	179,517
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	175,000	178,347
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	495,000	463,659
		$1,735,276
Washington - 3.2%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037 (w)	$435,000	$403,843
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	115,000	120,600
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	150,000	155,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	$285,000	$291,255
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	125,000	133,955
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	130,000	139,573
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	50,000	46,187
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,105,000	1,106,493
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	90,000	93,371
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	90,000	93,071
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	145,000	116,558
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	90,337
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	100,000	94,499
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	105,000	93,343
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	105,000	91,540
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	100,000	93,285
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	115,000	104,847
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	165,000	146,817
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	2,278,810	120,307
		$3,535,421
West Virginia - 0.3%
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	$380,000	$385,584
Wisconsin - 10.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$580,000	$264,002
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	250,000	109,795
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	115,000	112,596
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	105,000	98,277
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	55,000	49,028
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	55,000	48,247
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	1,020,000	937,350
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	315,000	265,809
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	45,000	46,020
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	20,000	20,580
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	20,000	20,434
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	95,000	96,807
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	465,000	406,764
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	20,000	20,491
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	30,000	30,737
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	115,000	117,826
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,445,000	1,447,149
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	85,000	85,465
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	75,000	59,615
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	40,000	40,227
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	55,000	55,022
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	55,000	55,770
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	55,000	55,695
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	25,000	25,591
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	125,000	125,515
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	50,000	45,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	$95,000	$80,661
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	25,000	22,998
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	25,107
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	75,000	74,367
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	60,000	57,327
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,020,000	929,382
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	285,000	216,233
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	835,000	734,800
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	440,000	389,077
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	230,000	205,281
Wisconsin Public Finance Authority Refunding Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	100,000	80,182
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	50,000	41,973
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	195,000	154,798
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	285,000	253,492
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	475,000	414,611
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	150,000	155,327
Wisconsin Public Finance Authority Rev., “B-1”, 4%, 12/28/2044 (n)	402,082	334,725
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	45,000	43,563
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	35,000	33,068
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	165,000	152,946
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	115,000	105,172
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	110,000	110,457
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	100,000	101,085
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	95,000	96,046
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	115,000	116,738
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	565,000	418,259
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	20,000	21,215
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	25,000	26,336
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	35,000	36,871
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	180,000	151,702
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	100,000	83,468
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	190,000	190,828
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	610,000	638,851
		$11,137,196
Total Municipal Bonds		$182,879,551
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	$175,000	$92,909
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$70,000	$45,764
Total Bonds		$138,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.1%
Multi-Family Housing Revenue – 0.1%
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	$538,172	$58,615
Investment Companies (h) - 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.21% (v)	849,243	$849,243

Other Assets, Less Liabilities - 0.5%		588,910
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value of $75,000,000 net of unamortized debt issuance costs of $109,235 (issued by the fund) - (68.3)%		(74,890,765)
Net assets applicable to common shares - 100.0%		$109,624,227
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $849,243 and $183,076,839, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,267,476, representing 23.0% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$383,096	$231,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	437,875	25,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13	485,000	310,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	100,000	64,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	5/20/19	105,067	87,658
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	5/20/19	108,835	84,754
Total Restricted Securities			$802,812
% of Net assets applicable to common shares			0.7%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$182,938,166	$—	$182,938,166
U.S. Corporate Bonds	—	138,673	—	138,673
Mutual Funds	849,243	—	—	849,243
Total	$849,243	$183,076,839	$—	$183,926,082
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,455,807	$29,226,424	$30,832,600	$(358)	$(30)	$849,243
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,136	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.